Share-based compensation - Changes in the share options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Options granted Share Number
Outstanding as of beginning (in shares)	226,848,948	248,955,519	182,748,565
Granted (in shares)		6,635,508	80,907,443
Cancelled/Forfeited (in shares)	(13,893,270)	(7,204,505)	(14,700,489)
Exercised (in shares)	(23,404,920)	(21,537,574)
Outstanding as of end (in shares)	189,550,758	226,848,948	248,955,519
Weighted-average exercise price (US$)
Outstanding as of beginning (in dollars per share)	$ 0.0632	$ 0.0615	$ 0.0306
Granted (in dollars per share)		0.0589	0.1306
Cancelled/Forfeited (in dollars per share)	0.1086	0.1898	0.0579
Exercised (in dollars per share)	0.019	0.0068
Outstanding as of end (in dollars per share)	0.0677	0.0632	0.0615
Weighted-average grant date fair value (US$)
Outstanding as of beginning (in dollars per share)	0.2086	0.1851	0.1245
Granted (in dollars per share)		0.4133	0.3169
Cancelled/Forfeited (in dollars per share)	0.226	0.208	0.158
Exercised (in dollars per share)	0.1369	0.118
Outstanding as of end (in dollars per share)	$ 0.2331	$ 0.2086	$ 0.1851